Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets held-for-sale [Abstract]
Schedule of Non-current Assets Held For Sale

			$ million
		Dec 31, 2024			Dec 31, 2023 [A]
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	67	67	—	71	71
Property, plant and equipment	—	8,283	8,283	—	250	250
Joint ventures and associates	—	—	—	—	19	19
Deferred tax	—	—	—	—	10	10
Retirement benefits	—	—	—	—	1	1
Trade and other receivables	276	47	323	103	34	137
Derivative financial instruments	4	—	4	—	—	—
Inventories	1,180	—	1,180	463	—	463
Assets classified as held for sale	1,460	8,397	9,857	566	385	951
Debt	49	575	624	2	82	84
Trade and other payables	476	8	484	94	—	94
Deferred tax	—	2,042	2,042	—	—	—
Retirement benefits	—	—	—	—	53	53
Decommissioning and other provisions	134	2,919	3,053	7	68	75
Income taxes payable	—	—	—	1	—	1
Liabilities directly associated with assets classified as held for sale	659	5,544	6,203	104	203	307
[A]In 2024, Shell ceased to classify an energy and chemicals park in Europe in Chemicals and Products as held for sale as it no longer met the criteria. All other assets classified as held for sale at December 31, 2023, were sold in 2024.